Property, Plant and Equipment, Net - Schedule of Depreciation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Depreciation [Abstract]
Administrative expense	$ 13,260	$ 763